Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013
Stock right offering/ private placements, net of taxes	$ 0	$ 0
Voting Common Stock Outstanding [Member]
Stock right offering/ private placements, net of taxes	0	0
Voting Common Stock [Member]
Stock right offering/ private placements, net of taxes	$ 0	$ 0